Organization and Basis of Presentation Organization and Basis of Presentation Narrative (Details)	6 Months Ended
Jun. 30, 2021 deadWeightTon
Organization and Basis of Presentation [Table] [Line Items]
Number of Reportable Segments	2
DWT	84,000
Stockholders Equity Note, Reverse Stock Split Conversion Ratio	10
Minimum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	30,000
Ultramax pool [Member] | Minimum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	60,200
Ultramax pool [Member] | Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	64,000
Kamsarmax pool [Member]
Organization and Basis of Presentation [Table] [Line Items]
Number of vessels owned	1
Vessels time charter-in	3
Kamsarmax pool [Member] | Minimum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	82,000
Kamsarmax pool [Member] | Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	84,000